UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Global stocks rose for the third year in a row, advancing amid healthy corporate earnings, resurgent M&A activity and massive central bank stimulus measures. Defensive stocks generally outpaced cyclical sectors as shares of utilities and health care companies posted double-digit gains. Late in the year, sharply falling oil prices hurt energy stocks and the economies of oil-producing nations. The U.S. dollar posted strong gains, rising against the euro, the yen and most other currencies. Despite the gains, volatility was high during certain periods. In October, for example, the Chicago Board Options Exchange Market Volatility Index (“VIX”) spiked to its highest level since June 2012, when the sovereign debt crisis in Europe was at its height, while Russia-Ukraine tensions and a selloff in U.S. biotech stocks caused volatility to spike early in the year. Geopolitics, too, were a major driver of volatility this year. Hurt by unusually harsh winter weather, the U.S. economy began 2014 on shaky ground with a surprise 2.1% contraction in first-quarter gross domestic product (“GDP”). But economic activity picked up as the year wore on: GDP growth for the second and third quarters was 4.6% and 5.0%, respectively — the fastest six-month pace in more than a decade. European Central Bank President Mario Draghi vowed to sharply increase the bank’s balance sheet to as high as €3 trillion or more in the coming months in an effort to spur lending activity and jump-start the economy. European stocks and bonds rallied on the aggressive stimulus plans, which were opposed by German leaders, but nonetheless widely supported elsewhere in the eurozone. The yen depreciated sharply in the second half of the year as the Japanese economy continued to struggle in the wake of April’s sales tax increase. Weak economic data stoked fears that it would be difficult for the nation to achieve its 2% inflation target by 2015, prompting Japanese Prime Minister Shinzō Abe to call a snap election for December and postpone a planned sales tax hike by 18 months. The Bank of Japan surprised observers in late October by announcing it would significantly expand its quantitative easing program.

For the 12 month period ended December 31, 2014, the Great-West S&P Small Cap 600® Index Fund (Initial Class shares) returned 5.20% net of fees. The S&P Small Cap 600 Index increased 5.76% on a total return basis. The small cap space underperformed both the large and mid-cap spaces as the S&P 500® Index posted a gain of 13.69% and the S&P Midcap 400® Index returned 9.77%. Equities were aided by the strengthening U.S. economy, the liquidity provided by the Federal Reserve’s quantitative easing program, and the Federal Reserve’s promise to keep interest rates low. Seven of ten S&P 600® Index economic sectors rose in 2014. Utilities and consumer staples gained the most, while energy fell 34%.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P SmallCap 600 Index
	10,000.00	10,000.00
2005	10,706.00	10,768.00
2006	12,265.86	12,396.01
2007	12,165.28	12,359.20
2008	8,351.47	8,519.20
2009	10,435.16	10,697.55
2010	13,117.51	13,512.08
2011	13,164.73	13,649.90
2012	15,242.13	15,878.93
2013	21,429.59	22,439.02
2014	22,543.31	23,730.42

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/Since Inception
Initial Class	5.20%	16.66%	8.47%
Class L	4.93%	N/A	20.09%*

*Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Financial	22.01%
Consumer, Non-cyclical	15.94
Consumer, Cyclical	15.58
Industrial	14.98
Technology	9.89
Basic Materials	4.45
Communications	4.08
Utilities	3.56
Energy	3.31
Short Term Investments	6.20
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)
Initial Class
Actual	$1,000.00	$1,022.38	$3.03

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

Class L
Actual	$1,000.00	$1,021.12	$4.35

Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.34

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.68%
31,262	A Schulman Inc	$1,267,049
29,861	Aceto Corp	647,984
189,682	AK Steel Holding Corp (a)(b)	1,126,711
25,297	American Vanguard Corp (b)	293,951
32,566	Balchem Corp	2,170,198
55,546	Calgon Carbon Corp (a)	1,154,246
53,988	Century Aluminum Co (a)	1,317,307
20,454	Clearwater Paper Corp (a)	1,402,122
11,487	Deltic Timber Corp	785,711
66,923	Globe Specialty Metals Inc	1,153,083
10,360	Hawkins Inc	448,899
52,921	HB Fuller Co	2,356,572
22,744	Innophos Holdings Inc	1,329,387
60,713	Intrepid Potash Inc (a)(b)	842,696
18,619	Kaiser Aluminum Corp (b)	1,329,955
88,100	KapStone Paper & Packaging Corp	2,582,211
21,974	Koppers Holdings Inc	570,885
34,055	Kraton Performance Polymers Inc (a)	708,003
20,853	Materion Corp	734,651
17,327	Neenah Paper Inc	1,044,298
32,089	OM Group Inc	956,252
45,691	PH Glatfelter Co	1,168,319
14,195	Quaker Chemical Corp	1,306,508
45,637	Rayonier Advanced Materials Inc	1,017,705
32,593	Schweitzer-Mauduit International Inc	1,378,684
20,399	Stepan Co	817,592
126,254	Stillwater Mining Co (a)(b)	1,860,984
56,545	US Silica Holdings Inc (b)	1,452,641
8,515	Veritiv Corp (a)	441,673
53,334	Wausau Paper Corp	606,408
24,466	Zep Inc	370,660

		34,643,345

Communications — 4.30%
92,885	8x8 Inc (a)	850,827
56,792	ADTRAN Inc	1,238,066
28,411	Anixter International Inc (a)	2,513,237
10,449	Atlantic Tele-Network Inc	706,248
17,072	Black Box Corp	408,021
44,189	Blucora Inc (a)	612,018
12,266	Blue Nile Inc (a)	441,699
37,463	CalAmp Corp (a)	685,573
219,116	Cincinnati Bell Inc (a)	698,980
36,263	comScore Inc (a)	1,683,691
16,729	Comtech Telecommunications Corp	527,298
49,973	Consolidated Communications Holdings Inc (b)	1,390,749
40,809	Dice Holdings Inc (a)	408,498
30,573	EW Scripps Co Class A (a)	683,306
19,634	FTD Cos Inc (a)	683,656
51,351	General Cable Corp (a)	765,130
33,016	General Communication Inc Class A (a)	453,970

Shares			Fair Value

Communications — (continued)
90,848	Harmonic Inc (a)	$	636,844
45,519	Harte-Hanks Inc		352,317
22,838	HealthStream Inc (a)		673,264
63,824	Ixia (a)		718,020
47,412	j2 Global Inc (b)		2,939,544
26,429	Liquidity Services Inc (a)(b)		215,925
26,086	LogMeIn Inc (a)		1,287,083
19,821	Lumos Networks Corp		333,389
35,756	NETGEAR Inc (a)		1,272,198
64,373	NIC Inc		1,158,070
19,616	NTELOS Holdings Corp (b)		82,191
37,290	Perficient Inc (a)		694,713
40,251	QuinStreet Inc (a)		244,324
27,589	Scholastic Corp		1,004,791
22,646	Sizmek Inc (a)		141,764
21,708	Spok Holdings Inc		376,851
15,506	Stamps.com Inc (a)		744,133
30,953	VASCO Data Security International Inc (a)(b)		873,184
44,975	ViaSat Inc (a)		2,834,774
24,185	XO Group Inc (a)		440,409

			31,774,755

Consumer, Cyclical — 16.38%
88,405	Aeropostale Inc (a)(b)		205,100
14,334	Allegiant Travel Co		2,154,830
12,919	American Woodmark Corp (a)		522,444
13,639	Arctic Cat Inc		484,185
44,834	Barnes & Noble Inc (a)		1,041,046
17,862	Big 5 Sporting Goods Corp		261,321
1,770	Biglari Holdings Inc (a)		707,133
23,236	BJ’s Restaurants Inc (a)		1,166,680
25,311	Bob Evans Farms Inc		1,295,417
83,006	Boyd Gaming Corp (a)		1,060,817
45,788	Brown Shoe Co Inc		1,472,084
29,405	Buckle Inc (b)		1,544,351
19,967	Buffalo Wild Wings Inc (a)(b)(c)		3,601,647
81,145	Callaway Golf Co		624,817
40,754	Casey’s General Stores Inc (c)		3,680,901
31,473	Cash America International Inc (b)		711,919
27,166	Cato Corp Class A		1,145,862
22,165	Children’s Place Inc		1,263,405
38,800	Christopher & Banks Corp (a)		221,548
24,986	Cracker Barrel Old Country Store Inc (c)		3,517,029
86,016	Crocs Inc (a)(b)		1,074,340
40,564	Daktronics Inc		507,456
17,311	DineEquity Inc		1,794,112
31,801	Dorman Products Inc (a)(b)		1,535,034
17,893	DTS Inc (a)		550,210
27,831	Ethan Allen Interiors Inc		861,926
52,592	Ezcorp Inc Class A (a)(b)		617,956
49,951	Finish Line Inc Class A		1,214,309
29,372	First Cash Financial Services Inc (a)		1,635,139
44,910	Francesca’s Holdings Corp (a)		749,997
36,022	Fred’s Inc Class A		627,143
20,873	G&K Services Inc Class A		1,478,852
19,859	G-III Apparel Group Ltd (a)		2,005,958

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Cyclical — (continued)
25,655	Genesco Inc (a)	$1,965,686
22,246	Group 1 Automotive Inc	1,993,687
21,111	Haverty Furniture Cos Inc	464,653
25,836	Hibbett Sports Inc (a)	1,251,238
50,338	Iconix Brand Group Inc (a)(b)	1,700,921
69,160	Interface Inc (b)	1,139,065
40,378	Interval Leisure Group Inc	843,496
30,852	iRobot Corp (a)(b)	1,071,181
40,735	Jack in the Box Inc (c)	3,257,171
16,627	Kirkland’s Inc (a)	393,062
54,223	La-Z-Boy Inc	1,455,345
24,226	Lithia Motors Inc Class A	2,100,152
28,416	Lumber Liquidators Holdings Inc (a)(b)	1,884,265
25,159	M/I Homes Inc (a)	577,651
19,858	Marcus Corp	367,572
27,084	MarineMax Inc (a)	543,034
29,835	Marriott Vacations Worldwide Corp	2,223,901
47,491	Men’s Wearhouse Inc	2,096,728
38,462	Meritage Homes Corp (a)(b)	1,384,247
48,424	Mobile Mini Inc	1,961,656
9,654	Monarch Casino & Resort Inc (a)	160,160
19,736	Movado Group Inc	559,910
13,721	MWI Veterinary Supply Inc (a)	2,331,335
19,592	Outerwall Inc (a)(b)	1,473,710
15,339	Oxford Industries Inc	846,866
31,180	Papa John’s International Inc	1,739,844
58,670	Pep Boys-Manny Moe & Jack (a)	576,139
12,046	Perry Ellis International Inc (a)	312,353
20,366	PetMed Express Inc (b)	292,659
62,072	Pinnacle Entertainment Inc (a)	1,381,102
45,755	Pool Corp	2,902,697
137,721	Quiksilver Inc (a)(b)	304,363
14,447	Red Robin Gourmet Burgers Inc (a)	1,112,058
47,956	Regis Corp (a)	803,743
62,323	Ruby Tuesday Inc (a)	426,289
38,161	Ruth’s Hospitality Group Inc	572,415
48,421	Ryland Group Inc (b)	1,867,114
29,847	ScanSource Inc (a)	1,198,656
50,838	Scientific Games Corp Class A (a)(b)	647,168
55,845	Select Comfort Corp (a)	1,509,490
43,162	Skechers U.S.A. Inc Class A (a)	2,384,701
54,976	SkyWest Inc	730,081
34,623	Sonic Automotive Inc Class A	936,206
52,728	Sonic Corp	1,435,783
34,304	Stage Stores Inc	710,093
22,529	Standard Motor Products Inc	858,806
161,296	Standard Pacific Corp (a)	1,175,848
28,589	Stein Mart Inc	417,971
59,366	Steven Madden Ltd (a)	1,889,620
24,120	Superior Industries International Inc	477,335
65,053	Texas Roadhouse Inc	2,196,189
57,622	Titan International Inc (b)	612,522
58,740	Toro Co (c)	3,748,199
45,552	Tuesday Morning Corp (a)	988,478
15,193	Unifi Inc (a)	451,688
16,634	UniFirst Corp	2,020,199

Shares		Fair Value

Consumer, Cyclical — (continued)
40,820	United Stationers Inc	$1,720,971
16,796	Universal Electronics Inc (a)	1,092,244
32,356	Vitamin Shoppe Inc (a)	1,571,855
21,148	VOXX International Corp (a)	185,256
27,315	Winnebago Industries Inc	594,374
106,064	Wolverine World Wide Inc (c)	3,125,706
22,459	Zumiez Inc (a)	867,591

		121,219,466

Consumer, Non-cyclical — 16.76%
22,166	Abaxis Inc	1,259,694
38,636	ABIOMED Inc (a)	1,470,486
53,748	ABM Industries Inc	1,539,880
44,568	Acorda Therapeutics Inc (a)	1,821,494
76,199	Affymetrix Inc (a)(b)	752,084
37,005	Air Methods Corp (a)(b)	1,629,330
78,422	Akorn Inc (a)(b)	2,838,876
24,704	Albany Molecular Research Inc (a)	402,181
83,681	Alliance One International Inc (a)	132,216
8,499	Almost Family Inc (a)	246,046
34,763	Amedisys Inc (a)	1,020,294
17,547	American Public Education Inc (a)	646,958
48,558	AMN Healthcare Services Inc (a)	951,737
50,694	Amsurg Corp (a)	2,774,483
12,916	Analogic Corp	1,092,823
28,201	Andersons Inc	1,498,601
27,540	AngioDynamics Inc (a)	523,535
15,146	Anika Therapeutics Inc (a)	617,048
55,726	B&G Foods Inc (b)	1,666,207
25,579	Bio-Reference Laboratories Inc (a)	821,853
9,267	Boston Beer Co Inc Class A (a)	2,683,167
51,801	Brink’s Co	1,264,462
32,114	Cal-Maine Foods Inc (b)	1,253,409
16,447	Calavo Growers Inc	777,943
32,049	Cambrex Corp (a)	692,899
37,303	Cantel Medical Corp	1,613,728
11,751	Capella Education Co	904,357
46,250	Cardtronics Inc (a)	1,784,325
61,301	Career Education Corp (a)	426,655
14,622	CDI Corp	258,956
43,761	Central Garden & Pet Co Class A (a)	417,918
17,870	Chemed Corp (b)	1,888,323
29,145	CONMED Corp	1,310,359
9,764	CorVel Corp (a)	363,416
29,578	Cross Country Healthcare Inc (a)	369,134
28,212	CryoLife Inc	319,642
27,582	Cyberonics Inc (a)	1,535,766
22,341	Cynosure Inc Class A (a)	612,590
171,985	Darling Ingredients Inc (a)(c)	3,123,248
60,403	Depomed Inc (a)	973,092
27,366	Diamond Foods Inc (a)	772,542
30,407	Emergent Biosolutions Inc (a)	827,983
21,706	Ensign Group Inc	963,529
36,482	ExamWorks Group Inc (a)	1,517,286
11,839	Forrester Research Inc	465,983
32,393	Gentiva Health Services Inc (a)	617,087
26,141	Greatbatch Inc (a)	1,288,751

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Consumer, Non-cyclical — (continued)
37,072	Green Dot Corp Class A (a)	$759,605
53,414	Haemonetics Corp (a)	1,998,752
37,750	Hanger Inc (a)	826,725
74,357	Healthcare Services Group Inc	2,299,862
36,604	Healthways Inc (a)	727,688
38,312	Heartland Payment Systems Inc (b)	2,066,932
16,663	Heidrick & Struggles International Inc	384,082
28,034	Helen of Troy Ltd (a)	1,823,892
13,956	ICU Medical Inc (a)	1,142,996
68,981	Impax Laboratories Inc (a)	2,185,318
23,827	Insperity Inc	807,497
26,607	Integra LifeSciences Holdings Corp (a)	1,442,898
18,203	Inter Parfums Inc	499,672
31,391	Invacare Corp	526,113
18,443	IPC The Hospitalist Co Inc (a)	846,349
15,670	J&J Snack Foods Corp	1,704,426
30,489	Kelly Services Inc Class A	518,923
72,010	Kindred Healthcare Inc	1,309,142
52,729	Korn/Ferry International (a)	1,516,486
10,024	Landauer Inc	342,219
28,336	Lannett Co Inc (a)	1,215,048
12,488	LHC Group Inc (a)	389,376
18,983	Ligand Pharmaceuticals Inc (a)(b)	1,010,085
40,851	Luminex Corp (a)(b)	766,365
29,015	Magellan Health Inc (a)	1,741,771
49,326	Masimo Corp (a)	1,299,247
31,558	Matthews International Corp Class A	1,535,928
68,717	Medicines Co (a)	1,901,399
11,531	Medifast Inc (a)	386,865
44,667	Meridian Bioscience Inc	735,219
45,650	Merit Medical Systems Inc (a)	791,115
32,674	Molina Healthcare Inc (a)	1,749,039
48,761	Momenta Pharmaceuticals Inc (a)	587,083
33,170	Monro Muffler Brake Inc (b)	1,917,226
97,080	Monster Worldwide Inc (a)	448,510
34,072	Natus Medical Inc (a)	1,227,955
50,275	Navigant Consulting Inc (a)	772,727
39,194	Neogen Corp (a)	1,943,631
31,126	Nutrisystem Inc	608,513
49,006	NuVasive Inc (a)	2,311,123
48,875	On Assignment Inc (a)	1,622,161
57,464	PAREXEL International Corp (a)(c)	3,192,700
32,869	PharMerica Corp (a)	680,717
55,319	Prestige Brands Holdings Inc (a)	1,920,676
12,980	Providence Service Corp (a)	472,991
32,687	Repligen Corp (a)	647,203
39,223	Resources Connection Inc	645,218
23,922	Sagent Pharmaceuticals Inc (a)	600,681
21,344	Sanderson Farms Inc	1,793,430
8,181	Seneca Foods Corp Class A (a)	221,132
55,159	Snyder’s-Lance Inc	1,685,108
38,590	SpartanNash Co	1,008,743
64,134	Spectrum Pharmaceuticals Inc (a)(b)	444,449
11,579	Strayer Education Inc (a)	860,088
14,264	SurModics Inc (a)	315,234
45,345	TrueBlue Inc (a)	1,008,926
24,904	Universal Corp (b)	1,095,278

Shares		Fair Value

Consumer, Non-cyclical — (continued)
22,266	Universal Technical Institute Inc	$219,098
21,902	Viad Corp	583,907
14,372	WD-40 Co (b)	1,222,770
75,029	West Pharmaceutical Services Inc (c)	3,994,544

		124,035,232

Energy — 3.48%
38,976	Approach Resources Inc (a)(b)	249,057
221,798	Arch Coal Inc (b)	394,800
37,562	Basic Energy Services Inc (a)	263,310
52,811	Bill Barrett Corp (a)	601,517
34,074	Bonanza Creek Energy Inc (a)	817,776
37,009	Bristow Group Inc (b)	2,434,822
49,135	C&J Energy Services Inc (a)	649,073
45,134	Carrizo Oil & Gas Inc (a)	1,877,574
64,455	Cloud Peak Energy Inc (a)	591,697
48,446	Comstock Resources Inc (b)	329,917
16,309	Contango Oil & Gas Co (a)	476,875
71,830	Exterran Holdings Inc	2,340,221
52,269	Flotek Industries Inc (a)(b)	978,998
24,288	FutureFuel Corp	316,230
13,749	Geospace Technologies Corp (a)	364,349
35,596	Green Plains Inc	882,069
13,018	Gulf Island Fabrication Inc	252,419
28,416	Gulfmark Offshore Inc Class A (b)	693,919
134,659	ION Geophysical Corp (a)	370,312
27,554	Matrix Service Co (a)	615,005
89,238	Newpark Resources Inc (a)(b)	851,331
60,491	Northern Oil & Gas Inc (a)(b)	341,774
89,706	Paragon Offshore PLC (b)	248,486
37,634	PDC Energy Inc (a)	1,553,155
75,743	Penn Virginia Corp (a)(b)	505,963
61,548	PetroQuest Energy Inc (a)	230,190
66,382	Pioneer Energy Services Corp (a)	367,756
52,451	Rex Energy Corp (a)(b)	267,500
18,881	SEACOR Holdings Inc (a)	1,393,607
58,603	Stone Energy Corp (a)	989,219
68,461	SunCoke Energy Inc	1,324,036
45,980	Swift Energy Co (a)(b)	186,219
74,028	Synergy Resources Corp (a)	928,311
38,324	Tesco Corp	491,314
84,741	TETRA Technologies Inc (a)	566,070

		25,744,871

Financial — 23.15%
71,128	Acadia Realty Trust REIT	2,278,230
17,683	Agree Realty Corp REIT	549,764
38,435	American Assets Trust Inc REIT	1,530,097
78,725	American Equity Investment Life Holding Co	2,297,983
19,275	AMERISAFE Inc	816,489
61,052	Associated Estates Realty Corp REIT	1,417,017
26,310	Aviv Inc REIT	907,169
47,932	Bank Mutual Corp	328,814
67,293	Bank of the Ozarks Inc	2,551,751
20,338	Banner Corp	874,941

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
83,010	BBCN Bancorp Inc	$1,193,684
13,954	BofI Holding Inc (a)	1,085,761
87,269	Boston Private Financial Holdings Inc	1,175,513
75,338	Brookline Bancorp Inc	755,640
18,875	Calamos Asset Management Inc Class A	251,415
102,467	Capstead Mortgage Corp REIT (b)	1,258,295
33,294	Cardinal Financial Corp	660,220
27,428	CareTrust Inc REIT	338,187
72,430	Cedar Realty Trust Inc REIT	531,636
28,869	Central Pacific Financial Corp	620,684
57,709	Chesapeake Lodging Trust REIT	2,147,352
16,285	City Holding Co (b)	757,741
55,345	Columbia Banking System Inc	1,528,075
42,579	Community Bank System Inc	1,623,537
23,304	CoreSite Realty Corp REIT	910,021
214,382	Cousins Properties Inc REIT	2,448,242
100,994	CVB Financial Corp	1,617,924
204,353	DiamondRock Hospitality Co REIT	3,038,729
31,098	Dime Community Bancshares Inc	506,275
33,574	EastGroup Properties Inc REIT	2,125,906
50,621	Education Realty Trust Inc REIT	1,852,222
18,254	eHealth Inc (a)	454,890
33,876	Employers Holdings Inc	796,425
25,371	Encore Capital Group Inc (a)(b)	1,126,472
28,797	Enova International Inc (a)	641,021
60,291	EPR Properties REIT (c)	3,474,570
37,440	Evercore Partners Inc Class A	1,960,733
54,625	Financial Engines Inc	1,996,544
107,657	First BanCorp (a)	631,947
95,327	First Commonwealth Financial Corp	878,915
63,361	First Financial Bancorp	1,177,881
66,636	First Financial Bankshares Inc (b)	1,991,084
78,777	First Midwest Bancorp Inc	1,347,874
180,761	FNB Corp	2,407,737
37,396	Forestar Group Inc (a)	575,898
93,093	Franklin Street Properties Corp REIT	1,142,251
43,540	FXCM Inc Class A (b)	721,458
78,169	Geo Group Inc REIT (c)	3,154,901
28,271	Getty Realty Corp REIT	514,815
79,404	Glacier Bancorp Inc	2,205,049
73,823	Government Properties Income Trust REIT	1,698,667
27,629	Greenhill & Co Inc	1,204,624
33,339	Hanmi Financial Corp	727,124
9,617	HCI Group Inc (b)	415,839
103,446	Healthcare Realty Trust Inc REIT	2,826,145
35,091	HFF Inc Class A	1,260,469
61,088	Home BancShares Inc	1,964,590
44,285	Horace Mann Educators Corp	1,469,376
25,680	Independent Bank Corp	1,099,361
11,951	Infinity Property & Casualty Corp	923,334
93,283	Inland Real Estate Corp REIT	1,021,449
62,133	Interactive Brokers Group Inc Class A	1,811,798
37,307	Investment Technology Group Inc (a)	776,732

Shares		Fair Value

Financial — (continued)
87,000	Kite Realty Group Trust REIT	$2,500,380
221,877	Lexington Realty Trust REIT (b)	2,436,209
37,225	LTC Properties Inc REIT	1,607,003
39,383	MarketAxess Holdings Inc	2,824,155
68,284	MB Financial Inc	2,243,812
49,028	Meadowbrook Insurance Group Inc	414,777
181,539	Medical Properties Trust Inc REIT	2,501,607
38,141	Montpelier Re Holdings Ltd	1,366,211
129,552	National Penn Bancshares Inc	1,363,535
11,738	Navigators Group Inc (a)	860,865
46,855	NBT Bancorp Inc	1,230,881
101,298	Northwest Bancshares Inc	1,269,264
48,279	OFG Bancorp	803,845
112,955	Old National Bancorp	1,680,770
40,465	Oritani Financial Corp	623,161
87,346	Parkway Properties Inc REIT	1,606,293
71,394	Pennsylvania REIT	1,674,903
35,359	Pinnacle Financial Partners Inc	1,398,095
17,262	Piper Jaffray Cos (a)	1,002,750
56,901	Post Properties Inc REIT (c)	3,344,072
52,286	PRA Group Inc (a)	3,028,928
73,281	PrivateBancorp Inc	2,447,585
60,253	ProAssurance Corp	2,720,423
57,616	Provident Financial Services Inc	1,040,545
20,108	PS Business Parks Inc REIT	1,599,390
99,180	Retail Opportunity Investments Corp REIT (b)	1,665,232
39,386	RLI Corp	1,945,668
31,245	S&T Bancorp Inc	931,413
57,601	Sabra Health Care Inc REIT	1,749,342
13,497	Safety Insurance Group Inc	863,943
12,106	Saul Centers Inc REIT	692,342
59,162	Selective Insurance Group Inc	1,607,432
16,384	Simmons First National Corp Class A	666,010
35,586	Sovran Self Storage Inc REIT	3,103,811
88,721	Sterling Bancorp	1,275,808
23,741	Stewart Information Services Corp	879,367
69,645	Stifel Financial Corp (a)(c)	3,553,288
190,851	Susquehanna Bancshares Inc	2,563,129
48,138	Texas Capital Bancshares Inc (a)	2,615,338
12,289	Tompkins Financial Corp	679,582
102,285	TrustCo Bank Corp	742,589
39,317	UMB Financial Corp	2,236,744
66,351	United Bankshares Inc	2,484,845
47,422	United Community Banks Inc	898,173
22,685	United Fire Group Inc	674,425
13,426	Universal Health Realty Income Trust REIT	646,059
31,806	Universal Insurance Holdings Inc	650,433
29,412	Urstadt Biddle Properties Inc REIT Class A	643,535
38,510	ViewPoint Financial Group Inc (a)	918,464
7,388	Virtus Investment Partners Inc (b)	1,259,580
34,857	WageWorks Inc (a)	2,250,716
27,079	Westamerica Bancorporation	1,327,413
74,811	Wilshire Bancorp Inc	757,835
49,635	Wintrust Financial Corp	2,320,933

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
9,174	World Acceptance Corp (a)(b)	$728,874

		171,301,069

Industrial — 15.76%
44,536	AAON Inc	997,161
40,378	AAR Corp	1,121,701
67,502	Actuant Corp Class A	1,838,754
39,188	Advanced Energy Industries Inc (a)	928,756
38,070	Aegion Corp (a)	708,483
21,738	Aerovironment Inc (a)	592,361
29,950	Albany International Corp Class A	1,137,800
18,040	AM Castle & Co (a)	143,959
8,545	American Science & Engineering Inc	443,486
30,276	Apogee Enterprises Inc	1,282,794
43,379	Applied Industrial Technologies Inc	1,977,649
25,273	ArcBest Corp	1,171,909
20,229	Astec Industries Inc	795,202
25,623	Atlas Air Worldwide Holdings Inc (a)	1,263,214
26,838	AZZ Inc	1,259,239
15,557	Badger Meter Inc	923,308
52,065	Barnes Group Inc	1,926,926
11,183	Bel Fuse Inc Class B	305,743
55,618	Benchmark Electronics Inc (a)	1,414,922
41,300	Boise Cascade Co (a)	1,534,295
49,907	Brady Corp Class A	1,364,457
46,614	Briggs & Stratton Corp	951,858
22,789	Celadon Group Inc	517,082
43,785	Checkpoint Systems Inc (a)	601,168
18,885	CIRCOR International Inc	1,138,388
26,349	Coherent Inc (a)	1,599,911
37,890	Comfort Systems USA Inc	648,677
36,533	CTS Corp	651,383
22,735	Cubic Corp	1,196,770
50,661	Curtiss-Wright Corp (c)	3,576,160
25,034	Drew Industries Inc (a)	1,278,486
13,109	DXP Enterprises Inc (a)	662,398
35,564	Dycom Industries Inc (a)	1,247,941
26,469	Electro Scientific Industries Inc	205,399
68,246	EMCOR Group Inc	3,036,265
19,803	Encore Wire Corp	739,246
47,798	EnerSys	2,950,093
25,141	EnPro Industries Inc (a)	1,577,849
19,834	Era Group Inc (a)	419,489
27,071	ESCO Technologies Inc	998,920
13,263	Exponent Inc	1,094,197
30,729	Fabrinet (a)	545,132
18,025	FARO Technologies Inc (a)	1,129,807
66,726	Federal Signal Corp	1,030,249
31,928	Forward Air Corp	1,608,213
40,892	Franklin Electric Co Inc (b)	1,534,677
62,258	GenCorp Inc (a)(b)	1,139,321
29,855	Gibraltar Industries Inc (a)	485,442
45,836	Griffon Corp	609,619
13,025	Haynes International Inc	631,712
78,863	Headwaters Inc (a)	1,182,156
57,972	Heartland Express Inc	1,565,824

Shares		Fair Value

Industrial — (continued)
66,009	Hillenbrand Inc	$2,277,310
34,538	Hornbeck Offshore Services Inc (a)	862,414
37,172	Hub Group Inc Class A (a)	1,415,510
54,903	II-VI Inc (a)	749,426
30,332	John Bean Technologies Corp	996,710
28,963	Kaman Corp	1,161,127
63,337	Knight Transportation Inc	2,131,923
13,124	Lindsay Corp (b)	1,125,252
23,422	Littelfuse Inc	2,264,205
20,982	LSB Industries Inc (a)	659,674
18,519	Lydall Inc (a)	607,794
46,001	Matson Inc	1,587,955
39,952	Methode Electronics Inc	1,458,648
42,856	Moog Inc Class A (a)(c)	3,172,630
60,533	Mueller Industries Inc	2,066,597
25,365	Myers Industries Inc	446,424
5,028	National Presto Industries Inc (b)	291,825
42,980	Newport Corp (a)	821,348
9,785	Olympic Steel Inc	173,977
64,650	Orbital Sciences Corp (a)	1,738,438
28,096	Orion Marine Group Inc (a)	310,461
19,293	OSI Systems Inc (a)	1,365,366
22,562	Park Electrochemical Corp	562,471
48,410	PGT Inc (a)	466,188
35,235	Plexus Corp (a)	1,452,034
10,010	Powell Industries Inc	491,191
38,809	Quanex Building Products Corp	728,833
29,257	Roadrunner Transportation Systems Inc ADR (a)	683,151
29,621	Rofin-Sinar Technologies Inc (a)	852,196
19,168	Rogers Corp (a)	1,561,042
32,541	RTI International Metals Inc (a)	821,986
25,919	Saia Inc (a)	1,434,876
86,675	Sanmina Corp (a)	2,039,463
43,597	Simpson Manufacturing Co Inc	1,508,456
13,294	Standex International Corp	1,027,094
20,457	Sturm Ruger & Co Inc	708,426
54,383	TASER International Inc (a)(b)	1,440,062
38,578	Teledyne Technologies Inc (a)(c)	3,963,504
19,567	Tennant Co	1,412,150
65,703	Tetra Tech Inc	1,754,270
26,571	Tredegar Corp	597,582
57,274	TTM Technologies Inc (a)	431,273
20,840	Universal Forest Products Inc	1,108,688
23,279	US Ecology Inc	933,953
95,749	UTi Worldwide Inc (a)	1,155,690
16,196	Vicor Corp (a)	195,972
29,575	Watts Water Technologies Inc Class A	1,876,238

		116,577,754

Technology — 10.40%
17,227	Agilysys Inc (a)	216,888
48,675	Blackbaud Inc	2,105,681
40,318	Bottomline Technologies (DE) Inc (a)	1,019,239
69,912	Brooks Automation Inc	891,378
25,433	Cabot Microelectronics Corp (a)	1,203,490
25,028	CACI International Inc Class A (a)	2,156,913

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Technology — (continued)
21,646	CEVA Inc (a)	$392,658
76,190	Ciber Inc (a)	270,475
67,316	Cirrus Logic Inc (a)	1,586,638
26,102	Cohu Inc	310,614
11,030	Computer Programs & Systems Inc	670,073
35,707	CSG Systems International Inc	895,175
47,073	Dealertrack Technologies Inc (a)	2,085,805
27,792	Digi International Inc (a)	258,188
33,471	Digital River Inc (a)	827,738
38,189	Diodes Inc (a)	1,052,871
21,323	DSP Group Inc (a)	231,781
31,633	Ebix Inc (b)	537,445
49,658	Electronics For Imaging Inc (a)	2,126,852
18,957	Engility Holdings Inc (a)	811,360
95,240	Entropic Communications Inc (a)	240,957
33,839	Epiq Systems Inc	577,970
48,162	Exar Corp (a)	491,252
32,456	ExlService Holdings Inc (a)	931,812
36,797	iGATE Corp (a)	1,452,746
43,951	Insight Enterprises Inc (a)	1,137,891
17,506	Interactive Intelligence Group Inc (a)(b)	838,537
64,509	Kopin Corp (a)	233,523
80,364	Kulicke & Soffa Industries Inc (a)	1,162,063
53,547	LivePerson Inc (a)	755,013
78,684	Manhattan Associates Inc (a)(c)	3,204,012
25,283	ManTech International Corp Class A	764,305
69,497	MAXIMUS Inc (c)	3,811,215
64,503	MedAssets Inc (a)	1,274,579
56,576	Medidata Solutions Inc (a)	2,701,504
34,811	Mercury Systems Inc (a)	484,569
47,069	Micrel Inc	682,971
100,135	Microsemi Corp (a)	2,841,831
9,478	MicroStrategy Inc Class A (a)	1,539,227
55,187	MKS Instruments Inc	2,019,844
37,843	Monolithic Power Systems Inc	1,882,311
41,870	Monotype Imaging Holdings Inc	1,207,112
15,580	MTS Systems Corp	1,168,967
24,072	Nanometrics Inc (a)	404,891
39,271	NetScout Systems Inc (a)	1,434,962
37,211	Omnicell Inc (a)	1,232,428
19,345	Pericom Semiconductor Corp (a)	261,931
30,963	Power Integrations Inc	1,602,026
52,563	Progress Software Corp (a)	1,420,252
92,085	QLogic Corp (a)	1,226,572
46,956	Quality Systems Inc	732,044
35,195	Rudolph Technologies Inc (a)	360,045
36,680	Super Micro Computer Inc (a)	1,279,398
40,567	Sykes Enterprises Inc (a)	952,108
38,864	Synaptics Inc (a)	2,675,398
37,332	Synchronoss Technologies Inc (a)	1,562,718
29,631	SYNNEX Corp	2,315,959
88,567	Take-Two Interactive Software Inc (a)(b)	2,482,533
38,467	Tangoe Inc (a)(b)	501,225
19,016	TeleTech Holdings Inc (a)	450,299
49,957	Tessera Technologies Inc	1,786,462
30,758	Ultratech Inc (a)	570,868

Shares		Fair Value

Technology — (continued)
42,141	Veeco Instruments Inc (a)	$1,469,878
28,024	Virtusa Corp (a)	1,167,760

		76,945,230

Utilities — 3.75%
40,354	ALLETE Inc (b)	2,225,119
41,027	American States Water Co	1,545,077
60,202	Avista Corp (b)	2,128,141
42,338	El Paso Electric Co	1,696,060
45,020	Laclede Group Inc	2,395,064
44,053	New Jersey Resources Corp	2,696,044
29,039	Northwest Natural Gas Co	1,449,046
47,881	NorthWestern Corp	2,709,107
82,602	Piedmont Natural Gas Co Inc (c)	3,255,345
35,000	South Jersey Industries Inc	2,062,550
48,550	Southwest Gas Corp	3,000,875
58,956	UIL Holdings Corp	2,566,944

		27,729,372

TOTAL COMMON STOCK — 98.66% (Cost $553,309,269)		$729,971,094

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.09%
	U.S. Treasury Bills(d)
$ 65,000	0.02%, 03/12/2015	64,997
580,000	0.08%, 06/04/2015	579,797

		644,794

Repurchase Agreements — 6.43%
9,875,281	Undivided interest of 11.77% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $9,875,281 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (e)	9,875,281

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 11,748,292	Undivided interest of 13.54% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $11,748,292 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (e)	$11,748,292

11,748,291	Undivided interest of 31.42% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $11,748,291 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (e)	11,748,291

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 11,748,291	Undivided interest of 45.75% in a repurchase agreement (principal amount/value $25,682,308 with a maturity value of $25,682,394) with HSBC Securities (USA) Inc, 0.06%, dated 12/31/14 to be repurchased at $11,748,291 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 1/15/15 - 7/15/32, with a value of $26,196,014. (e)	$11,748,291

2,473,234	Undivided interest of 60.17% in a repurchase agreement (principal amount/value $4,110,624 with a maturity value of $4,110,642) with Scotia Capital (USA) Inc, 0.08%, dated 12/31/14 to be repurchased at $2,473,234 on 1/2/15 collateralized by U.S. Treasury securities, 0.13% - 8.00%, 4/15/16 - 5/15/43, with a value of $4,192,855. (e)	2,473,234

		47,593,389

TOTAL SHORT TERM INVESTMENTS — 6.52% (Cost $48,238,183)		$48,238,183

TOTAL INVESTMENTS — 105.18% (Cost $601,547,452)		$778,209,277

OTHER ASSETS & LIABILITIES, NET — (5.18)%		$(38,335,224)

TOTAL NET ASSETS — 100.00%		$739,874,053

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2014.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation

Russell 2000 Mini Long Futures	97	USD	$11,646,790	March 2015	$107,282

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West S&P Small Cap 600® Index Fund

ASSETS:
Investments in securities, fair value (including $46,308,512 of securities on loan)(a)	$730,615,888
Repurchase agreements, fair value(b)	47,593,389
Cash	6,091,394
Subscriptions receivable	1,770,848
Receivable for investments sold	5,286,732
Dividends receivable	953,403

Total Assets	792,311,654

LIABILITIES:
Payable to investment adviser	400,834
Payable upon return of securities loaned	47,593,389
Redemptions payable	3,309,103
Payable for investments purchased	1,071,998
Payable for distribution fees	1,889
Variation margin on futures contracts	60,388

Total Liabilities	52,437,601

NET ASSETS	$739,874,053

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,835,928
Paid-in capital in excess of par	545,605,598
Net unrealized appreciation	176,769,107
Accumulated net realized gain	11,663,420

NET ASSETS	$739,874,053

NET ASSETS BY CLASS
Initial Class	$730,165,046

Class L	$9,709,007

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	57,735,912
Class L	623,366

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.65

Class L	$15.58

(a) Cost of investments	$553,954,063
(b) Cost of repurchase agreements	$47,593,389

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West S&P Small Cap 600® Index Fund

INVESTMENT INCOME:
Interest	$885
Income from securities lending	429,289
Dividends	9,848,326
Foreign withholding tax	(796)

Total Income	10,277,704

EXPENSES:
Management fees	4,231,631
Distribution fees - Class L	15,873

Total Expenses	4,247,504

Less amount waived by distributor - Class L	55

Net Expenses	4,247,449

NET INVESTMENT INCOME	6,030,255

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	50,695,832
Net realized gain on futures contracts	852,854

Net Realized Gain	51,548,686

Net change in unrealized depreciation on investments	(18,592,646)
Net change in unrealized depreciation on futures contracts	(87,384)

Net Change in Unrealized Depreciation	(18,680,030)

Net Realized and Unrealized Gain	32,868,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,898,911

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West S&P Small Cap 600® Index Fund

OPERATIONS:
Net investment income	$6,030,255	$4,569,539
Net realized gain	51,548,686	35,259,161
Net change in unrealized appreciation (depreciation)	(18,680,030)	144,228,908

Net Increase in Net Assets Resulting from Operations	38,898,911	184,057,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,468,688)	(7,640,137)
Class L	(63,045)	(36,698)

From net investment income	(8,531,733)	(7,676,835)

From net realized gains
Initial Class	(43,698,457)	(23,152,503)
Class L	(428,395)	(123,527)

From net realized gains	(44,126,852)	(23,276,030)

Total Distributions	(52,658,585)	(30,952,865)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	314,518,064	269,031,102
Class L	8,592,493	4,276,976
Shares issued in reinvestment of distributions
Initial Class	52,167,145	30,792,640
Class L	491,440	160,225
Shares redeemed
Initial Class	(277,703,708)	(238,352,375)
Class L	(3,524,287)	(1,408,022)

Net Increase in Net Assets Resulting from Capital Share Transactions	94,541,147	64,500,546

Total Increase in Net Assets	80,781,473	217,605,289

NET ASSETS:
Beginning of year	659,092,580	441,487,291

End of year	$739,874,053	$659,092,580

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	24,674,385	23,347,208
Class L	548,928	291,029
Shares issued in reinvestment of distributions
Initial Class	4,069,384	2,421,384
Class L	31,219	10,284
Shares redeemed
Initial Class	(21,658,601)	(20,754,237)
Class L	(227,265)	(95,173)

Net Increase	7,438,050	5,220,495

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West S&P Small Cap 600® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$12.93		$9.66		$8.73		$9.14	$7.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(a)	0.10	(a)	0.13	(a)	0.10	0.06
Net realized and unrealized gain (loss)	0.56		3.81		1.24		(0.07)	1.82

Total From Investment Operations	0.67		3.91		1.37		0.03	1.88

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.16)		(0.15)		(0.10)	(0.06)
From net realized gains	(0.80)		(0.48)		(0.29)		(0.34)	–

Total Distributions	(0.95)		(0.64)		(0.44)		(0.44)	(0.06)

NET ASSET VALUE, END OF YEAR	$12.65		$12.93		$9.66		$8.73	$9.14

TOTAL RETURN(b)	5.20%		40.59%		15.78%		0.36%	25.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$730,165		$654,842		$440,737		$323,230	$319,792
Ratio of expenses to average net assets	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	0.86%		0.84%		1.37%		0.62%	0.84%
Portfolio turnover rate(c)	20%		17%		13%		20%	20%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011(a)
Great-West S&P Small Cap 600® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$15.72		$11.67		$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.09	(b)	0.14	(b)	0.14
Net realized and unrealized gain	0.68		4.60		1.48		0.79

Total From Investment Operations	0.78		4.69		1.62		0.93

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.16)		(0.13)		(0.14)
From net realized gains	(0.80)		(0.48)		(0.29)		(0.32)

Total Distributions	(0.92)		(0.64)		(0.42)		(0.46)

NET ASSET VALUE, END OF YEAR	$15.58		$15.72		$11.67		$10.47

TOTAL RETURN(c) (d)	4.93%		40.25%		15.49%		9.31%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$9,709		$4,251		$751		$185
Ratio of expenses to average net assets
Before waiver	0.85%		0.85%		0.85%		0.88%	(f)
After waiver	0.85%		0.85%		0.84%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	N/A		0.62%		1.21%		0.73%	(f)
After waiver	0.66%		0.62%		1.22%		0.77%	(f)
Portfolio turnover rate(g)	20%		17%		13%		20%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s Small Cap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

Annual Report - December 31, 2014

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2014

	Level 1	Level 2		Level 3	Total
Assets

Investments, at fair value:
Common Stock	$729,971,094	$—	$	— `	$729,971,094
Short Term Investments	—	48,238,183		—	48,238,183

Total investments, at fair value	729,971,094	48,238,183		0	778,209,277
Other Financial Investments:
Futures Contracts (a)	107,282	—		—	107,282

Total Assets	$730,078,376	$48,238,183		$0	$778,316,559

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013

Ordinary income	$	8,531,733	$	7,676,835
Long-term capital gain		44,126,852		23,276,030

	$	52,658,585	$	30,952,865

Annual Report - December 31, 2014

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$–	$2,501,478	$(2,501,478)

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$	721,966
Undistributed long-term capital gains		13,761,579
Capital loss carryforwards		–
Post-October losses		–
Net unrealized appreciation		173,948,982

Tax composition of capital	$	188,432,527

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	604,260,295

Gross unrealized appreciation on investments		217,701,906
Gross unrealized depreciation on investments		(43,752,924)

Net unrealized appreciation on investments	$	173,948,982

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

Annual Report - December 31, 2014

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 78 futures contracts for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized appreciation	$107,282(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$852,854	Net change in unrealized depreciation on futures contracts	$(87,384)

Annual Report - December 31, 2014

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $190,163,662 and $141,232,903, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $46,308,512 and received collateral of $47,593,389 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 79% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Small Cap 600® Index Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)

Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)              (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                   (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                   (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015